Registration Nos. 033-07647
811-04782

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 5, 2017

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[_]
Post-Effective Amendment No. 223	[X]

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 225	[X]
(Check appropriate box or boxes)

HSBC FUNDS
(Exact name of registrant as specified in charter)
4249 Easton Way, Suite 400
Columbus, Ohio 43219-3035
(Address of principal executive offices)
Registrant's Telephone Number, including area code: (800) 782-8183

Richard A. Fabietti, President
452 Fifth Avenue
New York, New York 11108
(Name and address of agent for service)
Please send copies of all communications to:

David J. Harris, Esq.
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006-2401

It is proposed that this filing will become effective:
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on February 3, 2017 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on [date] pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on [date] pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

Post-Effective Amendment No. 203 (the “Amendment”) to the Registration Statement of HSBC Funds was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on February 9, 2016 to register Class D, Class E, Class I, Class Y, Intermediary Class and Intermediary Service Class Shares of the HSBC Prime 60 Money Market Fund. Pursuant to Rule 485(a)(2), the Amendment would have become effective on April 24, 2016. This Post-Effective Amendment No. 223 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating February 3, 2017 as the new date upon which the Amendment shall become effective. This Post-Effective Amendment No. 223 incorporates by reference the information contained in Parts A and B of the Amendment. Part C is filed herewith.

PART C

Other Information

ITEM 28. EXHIBITS

(a)		Agreement and Declaration of Trust dated March 10, 2016. (1)
(b)		By-Laws dated March 10, 2016. (1)
(c)		Not applicable.
(d)	(1)(i)	Master Investment Advisory Contract, dated June 24, 2016, between HSBC Funds and HSBC Global Asset Management (USA) Inc. (1)
	(1)(ii)	Investment Advisory Contract Supplement, dated June 24, 2016, regarding HSBC Prime Money Market Fund. (1)
	(1)(iii)	Investment Advisory Contract Supplement, dated June 24, 2016, regarding HSBC U.S. Treasury Money Market Fund. (1)
	(1)(iv)	Investment Advisory Contract Supplement, dated June 24, 2016, regarding HSBC Emerging Markets Debt Fund. (1)
	(1)(v)	Investment Advisory Contract Supplement, dated June 24, 2016, regarding HSBC Emerging Markets Local Debt Fund. (1)
	(1)(vi)	Investment Advisory Contract Supplement, dated June 24, 2016, regarding HSBC Frontier Markets Fund. (1)
	(1)(vii)	Investment Advisory Contract Supplements, dated June 24, 2016, regarding Aggressive Strategy Fund and Conservative Strategy Fund. (1)
	(1)(viii)	Investment Advisory Contract Supplements, dated June 24, 2016, regarding Moderate Strategy Fund and Balanced Strategy Fund. (1)
	(1)(ix)	Investment Advisory Contract Supplement, dated June 24, 2016, regarding HSBC Total Return Fund. (1)
	(1)(x)	Investment Advisory Contract Supplement, dated June 24, 2016, regarding HSBC Income Strategy Fund. (1)
	(1)(xi)	Investment Advisory Contract Supplement, dated June 24, 2016, regarding HSBC Asia ex-Japan Smaller Companies Equity Fund. (1)
	(1)(xii)	Investment Advisory Contract Supplement, dated June 24, 2016, regarding HSBC Global High Yield Bond Fund. (1)
	(1)(xiii)	Investment Advisory Contract Supplement, dated June 24, 2016, regarding HSBC Global High Income Bond Fund. (1)
	(1)(xiv)	Investment Advisory Contract Supplement, dated June 24, 2016, regarding HSBC Economic Scale Index Emerging Markets Equity Fund. (1)
	(1)(xv)	Investment Advisory Contract Supplement, dated June 24, 2016, regarding HSBC Global Equity Volatility Focused Fund. (1)
	(1)(xvi)	Investment Advisory Contract Supplement, dated June 24, 2016, regarding HSBC Euro High Yield Bond Fund (USD Hedged). (1)
	(1)(xvii)	Investment Advisory Contract Supplement, dated June 24, 2016, regarding HSBC U.S. Government Money Market Fund. (1)
	(1)(xviii)	Investment Advisory Contract Supplement, dated June 24, 2016, regarding HSBC Prime 60 Money Market Fund. (1)
	(1)(xix)	Investment Advisory Contract Supplement, dated June 24, 2016, regarding HSBC Opportunity Portfolio. (1)
	(2)	Sub-Advisory Agreement, dated June 24, 2016, between HSBC Global Asset Management (USA) Inc. and Westfield Capital Management L.P. regarding HSBC Opportunity Portfolio. (1)
	(3)	Sub-Advisory Agreement, dated June 24, 2016, between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (UK) Limited, regarding HSBC Frontier Markets Fund. (12)
	(4)	Sub-Advisory Agreement, dated June 24, 2016, between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (Hong Kong) Limited, regarding HSBC Asia ex-Japan Smaller Companies Equity Fund. (1)
	(5)	Sub-Advisory Agreement, dated June 24, 2016, between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (France), regarding HSBC Global High Yield Bond Fund and HSBC Global High Income Bond Fund. (12)

	(6)	Sub-Advisory Agreement, dated June 24, 2016, between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (UK) Limited, regarding HSBC Global High Income Bond Fund. (11)
	(7)	Sub-Advisory Agreement, dated June 24, 2016, between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (UK) Limited, regarding HSBC Economic Scale Index Emerging Markets Equity Fund. (11)
	(8)	Sub-Advisory Agreement, dated June 24, 2016, between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (UK) Limited, regarding HSBC Global Equity Volatility Focused Fund. (12)
	(9)	Sub-Advisory Agreement, dated June 24, 2016, between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (France), regarding HSBC Euro High Yield Bond Fund (USD Hedged). (12)
(e)	(1)	Form of Selling Agreement. (1)
	(2)	Form of Dealer Agreement. (1)
	(3)	Distribution Agreement, dated June 24, 2016, between HSBC Funds and Foreside Distribution Services, L.P. (1)
(f)		Not applicable.
(g)	(1)	Custodian Agreement, dated November 1, 2006, between HSBC Funds and The Northern Trust Company. (10)
	(2)	Amended Schedule B to the Custodian Agreement between HSBC Funds and The Northern Trust Company, dated February 18, 2012. (6)
(h)	(1)(i)	Operational Support Services Agreement, dated June 24, 2016, between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf HSBC Prime Money Market Fund, HSBC U.S. Government Money Market Fund, HSBC U.S. Treasury Money Market Fund, and HSBC Prime 60 Money Market Fund. (1)
	(1)(ii)	Support Services Agreement, dated June 24, 2016, between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of HSBC Emerging Markets Debt Fund, HSBC Emerging Markets Local Debt Fund, HSBC Economic Scale Index Emerging Markets Equity Fund, HSBC Frontier Markets Fund, HSBC Total Return Fund, HSBC Asia ex-Japan Smaller Companies Equity Fund, HSBC Global High Yield Bond Fund, HSBC Global High Income Bond Fund, HSBC Global Equity Volatility Focused Fund, and HSBC Euro High Yield Bond Fund (USD Hedged). (1)
	(2)(i)	Second Amended and Restated Master Services Agreement, dated January 1, 2009, between Citi Fund Services Ohio, Inc. and HSBC Funds. (2)
	(2)(ii)	Amendment to Second Amended and Restated Master Services Agreement, dated January 1, 2009. (2)
	(2)(iii)	Amendment to Second Amended and Restated Master Services Agreement, dated September 14, 2009. (3)
	(2)(iv)	Amendment to Second Amended and Restated Master Services Agreement, dated October 19, 2009. (4)
	(2)(v)	Amendment to Second Amended and Restated Master Services Agreement, dated December 1, 2010. (5)
	(2)(vi)	Amendment to Second Amended and Restated Master Services Agreement, dated December 31, 2015. (4)
	(2)(vii)	Amendment to Second Amended and Restated Master Services Agreement, dated March 31, 2015. (4)
	(2)(viii)	Amendment to Second Amended and Restated Master Services Agreement, effective April 1, 2015. (11)
	(3)(i)	Amended and Restated Omnibus Fee Agreement, dated January 1, 2009, between Citi Fund Services Ohio Inc., and HSBC Funds. (3)
	(3)(ii)	Amendment to the Amended and Restated Omnibus Fee Agreement, dated September 14, 2009. (3)
	(3)(iii)	Amendment to the Amended and Restated Omnibus Fee Agreement, dated December 1, 2010. (5)
	(3)(iv)	Amendment to the Amended and Restated Omnibus Fee Agreement, dated January 1, 2011. (5)
	(3)(v)	Amendment to the Amended and Restated Omnibus Fee Agreement, dated January 1, 2011. (6)
	(3)(vi)	Amendment to the Amended and Restated Omnibus Fee Agreement, effective April 1, 2016. (11)
	(4)	Expense Limitation Agreement between HSBC Global Asset Management (USA) Inc. and HSBC Funds. (1)
	(5)	Administration Services Agreement, dated June 24, 2016, between HSBC Global Asset Management (USA) Inc. and HSBC Funds. (1)
	(6)(i)	Sub-Administration Services Agreement, dated January 1, 2009, between Citi Fund Services Ohio, Inc. and HSBC Global Asset Management (USA) Inc. (2)
	(6)(ii)	Amendment to Sub-Administration Services Agreement, dated December 31, 2013. (4)
	(6)(iii)	Amendment to Sub-Administration Services Agreement, effective April 1, 2016. (11)

	(7)(i)	Amended and Restated Compliance Services Agreement, dated January 1, 2009, between HSBC Funds, and Citi Fund Services Ohio, Inc. (2)
	(7)(ii)	Amendment to Amended and Restated Compliance Services Agreement, effective April 1, 2016. (11)
	(8)	Amended and Restated Rule 22c-2 Services Agreement, dated January 1, 2009, between HSBC Funds, and Citi Fund Services Ohio, Inc. (2)
	(9)(i)	Transfer Agency Services Agreement, dated March 31, 2015, between Citi Fund Services Ohio, Inc. and HSBC Funds. (4)
	(9)(ii)	Amendment to Transfer Agency Services Agreement, dated November 3, 2015. (4)
(i)		Opinion and Consent of Counsel. (1)
(j)	(1)	Power of Attorney. (1)
	(2)	Consent of Independent Registered Public Accounting Firm. (1)
(k)		Not applicable.
(l)		Not applicable.
(m)	(1)	Master Distribution Plan relating to Class A Shares, dated June 24, 2016. (1)
	(2)	Master Distribution Plan relating to Class B Shares, dated June 24, 2016. (1)
	(3)	Master Distribution Plan relating to Class C Shares, dated June 24, 2016. (1)
	(4)	Master Distribution Plan relating to Class D Shares, dated June 24, 2016. (1)
(n)		Multiple Class Plan. (1)
(o)		Not applicable.
(p)	(1)	Code of Ethics for HSBC Funds. (1)
	(2)	Amended Code of Ethics for HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (Hong Kong) Limited. (7)
	(3)	Amended Code of Ethics for Citi Fund Services Ohio, Inc. (4)
	(4)	Amended Code of Ethics for Westfield Capital Management Company, L.P. (7)
	(5)	Code of Ethics for HSBC Global Asset Management (France). (8)
	(6)	Code of Ethics for HSBC Global Asset Management (UK) Limited. (9)

*           *           *           *           *           *           *           *           *           *           *           *

(1)	Incorporated herein by reference from post-effective amendment No. 214 to the Registration Statement as filed with the SEC on June 27, 2016.
(2)	Incorporated herein by reference from post-effective amendment No. 113 to the Registration Statement as filed with the SEC on February 27, 2009.
(3)	Incorporated herein by reference from post-effective amendment No. 115 to the Registration Statement as filed with the SEC on October 2, 2009.
(4)	Incorporated herein by reference from post-effective amendment No. 205 to the Registration Statement as filed with the SEC on February 26, 2016.
(5)	Incorporated herein by reference from post-effective amendment No. 126 to the Registration Statement as filed with the SEC on February 14, 2011.
(6)	Incorporated herein by reference from post-effective amendment No. 152 to the Registration Statement as filed with the SEC on February 28, 2012.
(7)	Incorporated herein by reference from post-effective amendment No. 184 to the Registration Statement as filed with the SEC on February 27, 2015.
(8)	Incorporated herein by reference from post-effective amendment No. 201 to the Registration Statement as filed with the SEC on January 8, 2016.
(9)	Incorporated herein by reference from post-effective amendment No. 132 to the Registration Statement as filed with the SEC on April 20, 2011.
(10)	Incorporated herein by reference from post-effective amendment No. 104 to the Registration Statement as filed with the SEC on February 28, 2007.
(11)	To be filed by amendment.
(12)	Incorporated herein by reference from post-effective amendment No. 222 to the Registration Statement as filed with the SEC on December 23, 2016.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.

ITEM 30. INDEMNIFICATION

Article VII, Section 7.5 of the Registrant's Declaration of Trust provides for the indemnification of the trustees, officers, employees, agents and other controlling persons of the Registrant. The Declaration of Trust is incorporated by reference to Exhibit (a).

Section 17(h) of the Investment Company Act of 1940 provides that no instrument pursuant to which Registrant is organized or administered shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Pursuant to the Distribution Agreement, Foreside Distribution Services, L.P. agrees to indemnify the Registrant, its officers, trustees, employees, and any person who controls the Trust (within the meaning of Section 15 of the Securities Act of 1933) against claims, demands, liabilities and expenses under circumstances set forth in the Registrant's Distribution Agreement, which is filed herewith.

The Registrant may be party to other agreements that include indemnification, or substantially similar, provisions for the benefit of the Registrant's trustees, officers, employees and any person who controls the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant's organizational instruments or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and, therefore, is unenforceable.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York 10018, serves as investment adviser (“Adviser”) and is a wholly-owned subsidiary of HSBC Bank USA, Inc., a New York State chartered bank, which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. Information as to the directors and officers of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-69413) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of Westfield Capital Management Company, L.P. (“Westfield”) together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Westfield in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-34350) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of HSBC Global Asset Management (France) (“HSBC France”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of HSBC France in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-72605) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of HSBC Global Asset Management (Hong Kong) Limited (“HSBC Hong Kong”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of HSBC Hong Kong in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-29922) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of HSBC Global Asset Management (UK) Limited (“HSBC UK”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of HSBC UK in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-29922) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

ITEM 32. PRINCIPAL UNDERWRITER

(a)	Foreside Distribution Services, L.P. (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	HSBC Funds
2.	Princeton Futures Strategy Fund, Series of Northern Lights Fund Trust
3.	Leader Funds, Series of Northern Lights Fund Trust
4.	Miles Funds, Inc. (f/k/a WB Capital Mutual Funds, Inc.)

(b)	The following are the Officers of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Mark A. Fairbanks	Three Canal Plaza, Suite 100,	Vice President	None
Portland, ME 04101

Richard J. Berthy	Three Canal Plaza, Suite 100,	President and Treasurer	None
Portland, ME 04101

Jennifer K. Di	899 Cassatt Rd., 400 Berwyn	Vice President	None
Valerio	Park, Suite 110, Berwyn, PA
19312

Jennifer E. Hoopes	Three Canal Plaza, Suite 100,	Secretary	None
Portland, ME 04101

Nanette K. Chern	Three Canal Plaza, Suite 100,	Vice President and Chief	None
	Portland, ME 04101	Compliance Officer

(c)	Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of: HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York 10018; Citi Fund Services Ohio, Inc. 4249 Easton Way, Suite 400, Columbus, Ohio 43219-3035; Citi Fund Services Ohio, Inc., 100 Summer Street, Suite 1500, Boston, MA 02110; Westfield Capital Management Company, L.P., One Financial Center, Boston, MA 02111; HSBC Global Asset Management (France), 4 Place De La Pyramide - La Defense 9, Immeuble Ile De France, Puteaux, 92800; HSBC Global Asset Management (Hong Kong) Limited, Level 22, HSBC Main Building, 1 Queen’s Road Central, Hong Kong; HSBC Global Asset Management (UK) Limited, 78 St. James's Street, London, SW1A 1EJ.

ITEM 34. MANAGEMENT SERVICES

Not applicable.

ITEM 35. UNDERTAKINGS

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement on Form N-1A (File No. 033-07647) (the “Registration Statement”) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 5th day of January, 2017.

HSBC FUNDS

By:	/s/ Richard A. Fabietti
Richard A. Fabietti
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated as of the 5th day of January, 2017.

/s/ Richard A. Fabietti	/s/ Scott Rhodes
Richard A. Fabietti	Scott Rhodes
President	Treasurer

Susan C. Gause*	Susan S. Huang*
Trustee	Trustee

Thomas F. Robards*	Deborah Hazell*
Trustee	Trustee

Marcia L. Beck*
Trustee

*/s/ Ioannis Tzouganatos
Ioannis Tzouganatos

* Ioannis Tzouganatos, as attorney-in-fact pursuant to a power of attorney incorporated herein by reference from post-effective amendment No. 214 to the Registration Statement as filed with the SEC on June 27, 2016.